Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
	Jul. 27, 2022 USD ($) shares	Dec. 31, 2022 USD ($) SEGMENT CUSTOMER vendor shares	Dec. 31, 2021 USD ($) CUSTOMER vendor shares
Product Information [Line Items]
Number of operating segment | SEGMENT		1
Number of reportable segment | SEGMENT		1
Impairment charge of long-lived assets		$ 0	$ 0
Operating distribution to members of holdings and taxing authorities		$ 12,886	11,402
Consecutive trading days	3 days
Maximum value of daily volume traded threshold percentage		0.00%
Common stock, shares issued | shares		69,808,711
Contract with customers liability current		$ 1,965	1,705
Contract with customers liability non current		926	802
Expected returns and refunds to customers		$ 0	$ 0
Number of vendors | vendor		3	3
Number of customers accounted for 10% of total revenue | CUSTOMER		0	0
Number of customers accounted for 10% of accounts receivable | CUSTOMER		0	0
Sales commission		$ 974	$ 2,056
Incremental costs to fulfill contract with customers		$ 1,098	$ 1,738
Minimum
Product Information [Line Items]
Capitalized software estimated useful lives		3 years
Maximum
Product Information [Line Items]
Capitalized software estimated useful lives		8 years
Class A Common Stock
Product Information [Line Items]
Common stock, shares issued | shares		11,242,887	0
Standby Equity Purchase Agreement
Product Information [Line Items]
Percentage of common stock purchase price	97.00%
Termination period of purchase agreement	36 months
Mandatory minimum amount for individual advance	$ 0
Maximum value of daily volume traded threshold percentage	30.00%
Shares sold | shares		105,559
Proceeds from settlement of SEPA		$ 442
Standby Equity Purchase Agreement | Maximum
Product Information [Line Items]
Common stock, shares issued | shares	5,000,000
Standby Equity Purchase Agreement | Class A Common Stock
Product Information [Line Items]
Common stock, shares issued | shares	1,000,000
Standby Equity Purchase Agreement | Yorkville
Product Information [Line Items]
Common stock, shares issued | shares	25,000
ASU 2019-12
Product Information [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date		Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]		true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]		true
401(k) Plan
Product Information [Line Items]
Compensation expense		$ 915
Employer Safe Harbor non-elective contribution percentage		3.00%
Employer Safe Harbor contribution amount			$ 335
Outstanding Debt and Available Line of Credit | Liabilities
Product Information [Line Items]
Concentration risk percentage		100.00%
Biote Method Customer
Product Information [Line Items]
Sales commission		$ 124	317
Biote Method Customer | Service Revenue | Training
Product Information [Line Items]
Revenue remaining performance obligation		104	67
Biote Method Customer | Service Revenue | Contract Term Services
Product Information [Line Items]
Revenue remaining performance obligation		1,655	1,393
Contract with customers liability current		1,028	849
Contract with customers liability non current		627	544
Biote Method Customer | Product Revenue | Pallet Procedures
Product Information [Line Items]
Contract with customers liability current		833	789
Contract with customers liability non current		$ 299	$ 258
Inventory | Vendor Concentration | Assets
Product Information [Line Items]
Concentration risk percentage		87.00%	94.00%
Class A (Voting)
Product Information [Line Items]
Common units voting rights percentage		100.00%